OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
OTHER LIABILITIES
Schedule of other liabilities

USDm	2024	2023	2022
Accrued operating expenses	22.7	17.8	10.5
Accrued interest	11.3	2.1	3.6
Wages and social expenses	19.0	22.4	15.1
Accrued administration expenses	2.6	1.9	1.5
Derivative financial instruments	2.5	2.8	1.9
EU Emission Allowances	5.2	—	—
Other	0.9	1.2	1.5
Balance as of December 31	64.2	48.2	34.1

Hereof non-current	2.9	3.0	3.0
Hereof current	61.3	45.2	31.1